Impairment (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of impairment losses reversals

(Losses) / reversals	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Property, plant and equipment	(404)	(83)	(401)	(84)
Intangible assets	−	(1)	−	−
Assets classified as held for sale	−	(83)	−	(84)
Impairment losses	(404)	(167)	(401)	(168)
Investments	1	(10)	−	(2)
Net effect within the statement of income	(403)	(177)	(401)	(170)
Losses	(453)	(218)	(428)	(208)
Reversals	50	41	27	38